Going Concern Analysis (Details Narrative) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	May 03, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net losses from continuing operations		$ 971,366	$ 3,095,699		$ 13,401,076	$ 19,202,114
Cash and cash equivalents		27,020		$ 246,358	246,358	2,785,188
Working capital deficit		14,000,000		8,100,000	8,100,000
Accumulated deficit		61,700,030		60,728,664	60,728,664	47,309,849
Proceeds from the issuance of preferred stock		17,300,000
Net loss		971,366	$ 3,089,095		13,418,814	$ 17,270,703
Prairie Operating Co LLC [Member]
Cash and cash equivalents		79,762		79,845	79,845
Working capital deficit		2,418,970		2,142,184	2,142,184
Accumulated deficit		445,912		381,520	381,520
Proceeds from the issuance of preferred stock	$ 17,300,000
Net loss		64,392		461,520
Cash		$ 79,762		$ 79,845	$ 79,845